Shareholder Report, Holdings (Details)	Dec. 31, 2024
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%